CONDENSED CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Dec. 31, 2023	Mar. 31, 2023
ASSETS
Cash and Cash Equivalents	¥ 904,289	¥ 1,231,860
Restricted Cash	140,806	135,048
Net investment in Leases	1,157,610	1,087,563
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥197,041 million December 31, 2023 ¥121,135 million	3,890,560	3,877,602
Allowance for Credit Losses	(68,031)	(64,723)
Investment in Operating Leases	1,723,133	1,537,178
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥22,874 million December 31, 2023 ¥27,266 million The amounts which are associated to available-for-sale debt securities are as follows: March 31, 2023 Amortized Cost ¥2,488,858 million Allowance for Credit Losses ¥(144) million December 31, 2023 Amortized Cost ¥2,866,811 million Allowance for Credit Losses ¥(594) million	3,274,553	2,940,858
Property under Facility Operations	661,337	620,994
Investment in Affiliates The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥2,511 million December 31, 2023 ¥5,737 million	1,101,560	1,000,704
Trade Notes, Accounts and Other Receivable	381,522	441,803
Inventories	231,186	169,021
Office Facilities	249,468	253,649
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥4,676 million December 31, 2023 ¥3,433 million	2,121,196	2,057,828
Total Assets	15,769,189	15,289,385
Liabilities:
Short-Term Debt	646,903	508,796
Deposits	2,228,454	2,246,345
Trade Notes, Accounts and Other Payable	330,553	366,851
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥163,734 million December 31, 2023 ¥157,813 million	1,858,493	1,832,057
Income Taxes:
Current and Deferred Income Taxes	509,011	454,262
Long-Term Debt	5,333,716	5,209,723
Other Liabilities	1,055,198	1,056,084
Total Liabilities	11,962,328	11,674,118
Redeemable Noncontrolling Interests	1,845	945
Commitments and Contingent Liabilities
Equity:
Common Stock	221,111	221,111
Additional Paid-in Capital	233,750	233,169
Retained Earnings	3,173,754	3,054,448
Accumulated Other Comprehensive Income	269,896	156,135
Treasury Stock, at Cost	(171,107)	(121,256)
ORIX Corporation Shareholders' Equity	3,727,404	3,543,607
Noncontrolling Interests	77,612	70,715
Total Equity	3,805,016	3,614,322
Total Liabilities and Equity	15,769,189	15,289,385
Variable Interest Entity, Primary Beneficiary
ASSETS
Cash and Cash Equivalents	5,527	3,544
Net Investment in Leases (Net of Allowance for Credit Losses)	6,524	0
Installment Loans (Net of Allowance for Credit Losses)	182,547	214,118
Investment in Operating Leases	77,913	65,314
Property under Facility Operations	153,621	159,991
Investment in Affiliates The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥2,511 million December 31, 2023 ¥5,737 million	50,186	50,406
Other Assets The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2023 ¥4,676 million December 31, 2023 ¥3,433 million	81,287	73,093
Total Assets	557,605	566,466
Liabilities:
Short-Term Debt	6,524	0
Trade Notes, Accounts and Other Payable	1,063	1,436
Income Taxes:
Long-Term Debt	347,341	349,528
Other Liabilities	28,076	26,971
Total Liabilities	¥ 383,004	¥ 377,935